Finance Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2020
Borrowing costs [abstract]
Finance income and expenses

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Finance Income:
Interest income
Interest income from financial assets measured at amortized cost		¥6,171	¥10,763
Interest income from financial assets measured at fair value through P&L		448	248
Interest income on sublease			191
Total interest income	¥3,282	6,619	11,202
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period		1,353	603
Dividend income from financial assets measured at fair value through OCI and held at end of the period		1,116	745
Dividend income from financial assets measured at fair value through P&L		145	96
Total dividend income	3,165	2,614	1,444
Gain on sales of available-for-sale financial assets	30,430	—	—
Gain on foreign currency exchange, net	—	7,007	10,979
Change in fair value of contingent considerations (Note 27)	—	—	3,478
Other	2,666	603	728
Total	¥39,543	¥16,843	¥27,831

Finance Expenses:
Interest expense
Interest expense on financial debt			¥137,176
Interest expense on lease liabilities			11,834
Total interest expense	¥10,036	¥48,158	149,010
Change in fair value of contingent considerations (Note 27)	2,261	3,743	4,637
Impairment of available-for-sale financial assets	6,657	—	—
Loss on derivative financial assets	—	11,365	1,790
Loss on foreign currency exchange, net	10,279	—	—
Financing fees for bridge loan for acquisition of Shire	—	16,102	—
Other	2,695	3,921	9,569
Total	¥31,928	¥83,289	¥165,006